Cash and bank balances - Summary of Cash and Bank Balances (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash on hand	€ 300	€ 391	€ 376
Bank balances	30,547	91,506	88,296
Total cash and cash equivalents	€ 30,847	91,897	88,672
Restricted cash		0	309
Total cash and bank balances		€ 91,897	€ 88,981